SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT	12 Months Ended
Dec. 31, 2011
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT
SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT

UTSTARCOM HOLDINGS CORP. (UNCONSOLIDATED—PARENT COMPANY BASIS)

REGISTRANT BALANCE SHEETS

(in thousands, except par value)

	December 31,
	2011	2010
ASSETS
Investment in affiliated companies	$278,801	$246,574

Total assets	278,801	246,574

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities:
Accounts payable—intercompany	14,163	5,645
Total current liabilities	14,163	5,645

Total liabilities	14,163	5,645

Stockholders' equity:
Ordinary share: $0.00125 par value; 750,000 authorized shares; 156,507 and 155,327 shares issued at December 31, 2011 and December 31, 2010, respectively; 151,816 and 155,327 shares outstanding at December 31, 2011 and December 31, 2010, respectively (Note 1)	182	182
Additional paid-in capital	1,306,780	1,303,627
Treasury stock, at cost: 4,691,308 and nil shares at December 31, 2011 and December 31, 2010, respectively (Note 2)	(6,301)	—
Retained earnings	(1,118,916)	(1,132,303)
Accumulated other comprehensive income	82,893	69,423

Total stockholders' equity	264,638	240,929

Total liabilities and stockholders' equity	$278,801	$246,574

UTSTARCOM HOLDINGS CORP. (UNCONSOLIDATED—PARENT COMPANY BASIS)

CONDENSED INFORMATION AS TO THE RESULTS OF OPERATIONS OF THE REGISTRANT

(in thousands)

Years Ended December 31,
	2011	2010	2009
Net sales
Unrelated parties	$—	$—	$—
Related parties	—	—	—
Intercompany	—	—	—

	—	—	—
Cost of sales
Unrelated parties	—	—	—
Related parties	—	—	—
Intercompany	—	—	—

Gross profit	—	—	—

Operating expenses:
Selling, general and administrative	2,217	2,631	3,014
Research and development	—	—	—
Amortization of intangible assets	—	—	—
Restructuring charges	—	—	—
Impairment of long-lived assets	—	—	—

Total operating expenses	2,217	2,631	3,014

Operating loss	(2,217)	(2,631)	(3,014)
Interest income	—	—	—
Interest expense	—	—	—
Other income, net	—	—	—

Loss before income taxes and equity in loss of affiliated companies	(2,217)	(2,631)	(3,014)
Equity in net income (loss) of affiliated companies	15,604	(62,498)	(222,674)
Income tax benefit (expense)	—	—	—

Net income (loss)	$13,387	$(65,129)	$(225,688)

UTSTARCOM HOLDINGS CORP.

NOTES TO CONDENSED FINANCIAL STATEMENTS

NOTE 1—BASIS OF PRESENTATION

        UTStarcom Holdings Corp., or the Company, a Cayman Island corporation, is the parent company of all UTStarcom Holdings Corp. subsidiaries. The condensed financial statements of the Company have been prepared pursuant to the rules and regulations of the SEC and in conformity with U.S. GAAP.

        On June 24, 2011, the Company effected a merger, or the Merger, to reorganize the corporate structure of UTStarcom, Inc., a Delaware corporation incorporated in 1991, and its subsidiaries. As a result of the reorganization, UTStarcom Holdings Corp. became the parent company of UTStarcom, Inc. and its subsidiaries. Pursuant to the Merger, the Company issued an equal number of ordinary shares in exchange for the common stock of UTStarcom, Inc. Given the reorganization of the corporate structure on June 24, 2011, the prior period numbers have been adjusted as if the new corporate structure had been in place since the beginning of the earliest period presented in the above condensed financial statements.

        The Company is generally a holding company of certain subsidiaries and variable interest entities, or collectively subsidiaries. The condensed financial statements of the Company have been prepared with the assumption that the current corporate structure has been in existence throughout all relevant periods.

        The Company records its investment in subsidiaries under the equity method of accounting as prescribed in APB Opinion No. 18, "The Equity Method of Accounting for Investments in Common Stock." Such investment is presented on the balance sheet as "Investment in affiliated companies" and the subsidiaries' profit or loss are recognized based on the effective shareholding percentage as "Equity in net income (loss) of affiliated companies" on the results of operations.

        Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

        The Company is a shell company and does not have any activities. Operating expenses for the Company for the years ended December 31, 2011, 2010 and 2009 consisted mainly of the retaining fee for the Board of Directors, its director and officer insurance expenses, and the expenses associated with investor relations. As the Company does not have any cash activity, the recorded expenses were paid on behalf of the Company by UTStarcom, Inc., its subsidiary, and statements of cash flows have been omitted.

NOTE 2—REPURCHASE OF ORDINARY SHARES

        On August 12, 2011, the Company's Board of Directors approved a repurchase program of up to $20 million of its ordinary shares outstanding over the next 12 months through August 15, 2012. As of December 31, 2011, the Company has repurchased $6.3 million of the Company's ordinary shares. All the repurchased shares have been classified as treasury stock of the Company. The Company did not terminate this program prior to its expiration during the year 2011. The Company did not have any other share repurchase programs that have expired in 2011 and did not make further purchases of shares under any other programs during the year 2011.